The Gabelli Multimedia Trust Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.8%
	DISTRIBUTION COMPANIES — 55.3%
	Broadcasting — 8.4%
10,000	Asahi Broadcasting Group Holdings Corp.	$64,264
6,400	Chubu-Nippon Broadcasting Co. Ltd.	29,880
16,000	Cogeco Inc.	987,764
30,000	Corus Entertainment Inc., OTC, Cl. B	52,500
170,000	Corus Entertainment Inc., Toronto, Cl. B	303,205
34,000	Discovery Inc., Cl. A†	660,960
180,000	Discovery Inc., Cl. C†	3,157,200
30,000	Fox Corp., Cl. A	708,900
25,000	Fox Corp., Cl. B	572,000
81,000	Grupo Radio Centro SAB de CV, Cl. A†	19,036
28,300	iHeartMedia Inc., Cl. A†	206,873
16,000	Informa plc	87,960
350,000	ITV plc	287,011
4,550	Lagardere SCA	57,709
10,500	Liberty Broadband Corp., Cl. A†	1,123,500
30,000	Liberty Broadband Corp., Cl. C†	3,321,600
17,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	538,730
91,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	2,877,420
68,566	Media Prima Berhad†	2,143
65,000	MSG Networks Inc., Cl. A†	663,000
36,000	Nippon Television Holdings Inc.	403,441
4,650	NRJ Group	26,360
3,000	RTL Group SA	101,643
34,000	Salem Media Group Inc.	29,716
32,000	Sinclair Broadcast Group Inc., Cl. A	514,560
75,000	TEGNA Inc.	814,500
45,000	Television Broadcasts Ltd.	56,012
23,000	Television Francaise 1	126,377
65,000	Tokyo Broadcasting System Holdings Inc.	909,184
240,000	TV Azteca SAB de CV	3,581

		18,707,029

	Business Services — 1.6%
6,000	Carlisle Support Sevices Group Ltd.†(a)	596
4,000	Fluent Inc.†	4,680
6,000	Impellam Group plc†	21,613
2,000	Qumu Corp.†	3,320
14,500	S&P Global Inc.	3,553,225

		3,583,434

	Cable — 9.0%
15,000	Altice Europe NV†	58,415
27,000	AMC Networks Inc., Cl. A†	656,370
300	Cable One Inc.	493,203
4,000	Charter Communications Inc., Cl. A†	1,745,240
36,000	Cogeco Communications Inc.	2,442,209
148,000	Comcast Corp., Cl. A	5,088,240
32,931	Liberty Global plc, Cl. A†	543,691

Shares		Market Value
130,177	Liberty Global plc, Cl. C†	$2,045,081
19,400	MultiChoice Group†	93,033
104,000	Rogers Communications Inc., New York, Cl. B	4,319,120
88,000	Shaw Communications Inc., New York, Cl. B	1,425,600
4,000	Telenet Group Holding NV	121,054
190,000	WideOpenWest Inc.†	904,400

		19,935,656

	Computer Software and Services — 1.2%
14	ATMA Participacoes SA†	13
6,000	CyrusOne Inc., REIT	370,500
165,000	Groupon Inc.†	161,733
40,000	SVMK Inc.†	540,400
1,000	Tencent Holdings Ltd.	49,041
10,000	Zoom Video Communications Inc., Cl. A†	1,461,200
13,000	Zuora Inc., Cl. A†	104,650

		2,687,537

	Consumer Services — 1.8%
2,232	Expedia Group Inc.	125,595
15,300	IAC/InterActiveCorp.†	2,742,219
39,000	Liberty TripAdvisor Holdings Inc., Cl. A†	70,200
170,000	Qurate Retail Inc., Cl. A†	1,037,850

		3,975,864

	Diversified Consumer Services — 0.1%
14,000	Monitronics International Inc.†	102,200

	Diversified Industrial — 0.7%
16,000	Bouygues SA	471,512
3,000	Fortune Brands Home & Security Inc.	129,750
23,000	Jardine Strategic Holdings Ltd.	510,600
6,000	Malaysian Resources Corp. Berhad	542
50,000	Trine Acquisition Corp.†	506,000

		1,618,404

	Entertainment — 9.7%
80,000	Borussia Dortmund GmbH & Co. KGaA	479,982
35,000	Gogo Inc.†	74,200
375,000	Grupo Televisa SAB, ADR	2,175,000
18,000	Liberty Media Corp.- Liberty Braves, Cl. A†	351,000
117,020	Liberty Media Corp.- Liberty Braves, Cl. C†	2,230,401
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	206,560
37,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,007,510
4,000	M6 Metropole Television SA	45,087
28,000	Naspers Ltd., Cl. N	3,997,869
5,000	Netflix Inc.†	1,877,500
67,073	Reading International Inc., Cl. A†	260,914
8,000	Reading International Inc., Cl. B†	131,440
4,000	Roku Inc.†	349,920
40,000	Sirius XM Holdings Inc.	197,600
24,000	Take-Two Interactive Software Inc.†	2,846,640

1

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Entertainment (Continued)
24,700	The Madison Square Garden Co., Cl. A†	$5,221,827
550,000	Wow Unlimited Media Inc.†(b)(c)	85,980

		21,539,430

	Equipment — 0.7%
3,600	Amphenol Corp., Cl. A	262,368
44,000	Corning Inc.	903,760
200	Furukawa Electric Co. Ltd.	3,655
6,500	QUALCOMM Inc.	439,725

		1,609,508

	Financial Services — 2.3%
15,000	Caribbean Investment Holdings Ltd.	4,751
35,500	Kinnevik AB, Cl. A	592,112
36,000	Kinnevik AB, Cl. B	600,816
4,800	LendingTree Inc.†	880,272
31,000	PayPal Holdings Inc.†	2,967,940
14,000	Waterloo Investment Holdings Ltd.†(a)	2,940

		5,048,831

	Food and Beverage — 0.3%
7,000	Davide Campari-Milano SpA	50,568
2,800	Pernod Ricard SA	399,757
2,500	Remy Cointreau SA	274,760

		725,085

	Information Technology — 0.8%
26,500	Prosus NV†	1,845,677

	Real Estate — 1.8%
12,500	American Tower Corp., REIT	2,721,875
3,000	Crown Castle International Corp., REIT	433,200
5,500	Digital Realty Trust Inc., REIT	764,005
15,000	Midway Investments†(a)	186

		3,919,266

	Retail — 0.2%
200	Amazon.com Inc.†	389,944
2,000	Best Buy Co. Inc.	114,000

		503,944

	Satellite — 3.0%
107,374	DISH Network Corp., Cl. A†	2,146,406
120,000	Dish TV India Ltd., GDR†	15,240
70,000	EchoStar Corp., Cl. A†	2,237,900
5,000	Eutelsat Communications SA	52,531
30,000	Iridium Communications Inc.†	669,900
83,500	Loral Space & Communications Inc.†	1,356,875
250,000	PT Indosat Tbk†	23,835
3,000	SKY Perfect JSAT Holdings Inc.	10,714

		6,513,401

Shares		Market Value
	Telecommunications: Long Distance — 1.5%
58,000	AT&T Inc.	$1,690,700
5,594	BCE Inc., Toronto	229,476
150,000	Sprint Corp.†	1,293,000

		3,213,176

	Telecommunications: National — 5.0%
5,000	China Telecom Corp. Ltd., ADR	152,600
5,000	China Unicom Hong Kong Ltd., ADR	29,400
50,000	Deutsche Telekom AG, ADR†	647,000
16,000	Elisa Oyj	996,669
3,605	Hellenic Telecommunications Organization SA	43,656
10,000	Liberty Latin America Ltd., Cl. A†	105,200
114,000	Liberty Latin America Ltd., Cl. C†	1,169,640
1,000	Magyar Telekom Telecommunications plc, ADR	5,600
4,000	Maroc Telecom	51,175
25,000	Megacable Holdings SAB de CV	68,110
20,000	Nippon Telegraph & Telephone Corp.	479,051
5,000	Oi SA, ADR†	850
4,000	Orange SA, ADR	48,320
22,000	PLDT Inc., ADR	452,320
6,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	115,500
6,000	Rostelecom PJSC, ADR	33,060
22,000	Swisscom AG, ADR	1,180,300
6,000	Telecom Argentina SA, ADR	55,320
340,000	Telecom Italia SpA†	139,645
50,000	Telecom Italia SpA	19,880
17,500	Telefonica Brasil SA, ADR	166,775
105,710	Telefonica SA, ADR	483,095
145,000	Telekom Austria AG	1,015,496
55,000	Telesites SAB de CV†	36,006
15,172	Telia Co. AB	54,752
2,400	Telstra Corp. Ltd., ADR	22,654
100,000	VEON Ltd., ADR	151,000
63,500	Verizon Communications Inc.	3,411,855

		11,134,929

	Telecommunications: Regional — 2.6%
28,000	CenturyLink Inc.	264,880
20,000	Cincinnati Bell Inc.†	292,800
45,088	GCI Liberty Inc., Cl. A†	2,568,663
85,500	Telephone & Data Systems Inc.	1,432,980
80,000	TELUS Corp., New York	1,262,400

		5,821,723

	Wireless Communications — 4.6%
72,000	Altice USA Inc., Cl. A†	1,604,880
55,000	America Movil SAB de CV, Cl. L, ADR	647,900
240,000	Jasmine International PCL(a)	35,835
53,000	Millicom International Cellular SA, SDR	1,497,976
80,000	NTT DOCOMO Inc.	2,512,532
19,000	Orascom Investment Holding, GDR†	988
60,000	ORBCOMM Inc.†	146,400

2

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
34,000	SK Telecom Co. Ltd., ADR	$553,180
4,203	TIM Participacoes SA, ADR	51,109
23,000	T-Mobile US Inc.†	1,929,700
10,000	Turkcell Iletisim Hizmetleri A/S, ADR	46,500
30,000	United States Cellular Corp.†	878,700
25,000	Vodafone Group plc, ADR	344,250

		10,249,950

	TOTAL DISTRIBUTION COMPANIES	122,735,044

	COPYRIGHT/CREATIVITY COMPANIES — 31.5%
	Business Services — 0.0%
6,000	Scientific Games Corp.†	58,200

	Business Services: Advertising — 1.2%
1,000	Boston Omaha Corp., Cl. A†	18,110
270,000	Clear Channel Outdoor Holdings Inc.†	172,800
1,500	Harte-Hanks Inc.†	2,355
13,000	JCDecaux SA	236,572
12,400	Lamar Advertising Co., Cl. A, REIT	635,872
12,000	National CineMedia Inc.	39,120
15,000	Ocean Outdoor Ltd.†	83,250
1,500	Publicis Groupe SA	43,212
4,000	Ströeer SE & Co. KGaA	209,286
10,000	Telaria Inc.†	60,000
75,000	The Interpublic Group of Companies Inc.	1,214,250

		2,714,827

	Computer Hardware — 2.3%
20,000	Apple Inc.	5,085,800

	Computer Software and Services — 9.6%
49,000	Activision Blizzard Inc.	2,914,520
4,000	Actua Corp.†(a)	200
4,500	Alphabet Inc., Cl. A†	5,228,775
1,300	Alphabet Inc., Cl. C†	1,511,653
19,000	comScore Inc.†	53,580
50,000	eBay Inc.	1,503,000
5,000	Electronic Arts Inc.†	500,850
39,400	Facebook Inc., Cl. A†	6,571,920
90,000	Hewlett Packard Enterprise Co.	873,900
20,000	Internap Corp.†	620
10,000	Microsoft Corp.	1,577,100
7,000	QTS Realty Trust Inc., Cl. A, REIT	406,070
300	Red Violet Inc.†	5,400
6,000	SoftBank Group Corp.	211,374

		21,358,962

	Consumer Products — 1.2%
2,000	Nintendo Co. Ltd.	773,960

Shares		Market Value
38,000	Nintendo Co. Ltd., ADR	$1,834,640

		2,608,600

	Consumer Services — 0.1%
2,837	Marriott Vacations Worldwide Corp.	157,680
10,000	Spark Networks SE, ADR†	25,800

		183,480

	Electronics — 5.7%
2,000	IMAX Corp.†	18,100
5,000	Intel Corp.	270,600
3,440	Koninklijke Philips NV	138,150
29,036	Micro Focus International plc, ADR	147,213
60,000	Resideo Technologies Inc.†	290,400
200,000	Sony Corp., ADR	11,836,000

		12,700,463

	Entertainment — 5.0%
79,200	GMM Grammy Public Co. Ltd.	17,979
20,000	Lions Gate Entertainment Corp., Cl. B†	111,600
22,000	Live Nation Entertainment Inc.†	1,000,120
11,000	Manchester United plc, Cl. A	165,550
17,000	STV Group plc	66,937
10,000	Tencent Music Entertainment Group, ADR†	100,600
43,000	The Walt Disney Co.	4,153,800
52,000	Universal Entertainment Corp.	789,249
89,235	ViacomCBS Inc., Cl. A	1,591,060
77,270	ViacomCBS Inc., Cl. B	1,082,553
85,000	Vivendi SA	1,830,401
8,000	World Wrestling Entertainment Inc., Cl. A	271,440

		11,181,289

	Hotels and Gaming — 3.7%
90,000	Boyd Gaming Corp.	1,297,800
1,800	Churchill Downs Inc.	185,310
15,000	Full House Resorts Inc.†	18,750
14,000	Golden Entertainment Inc.†	92,540
4,200	Greek Organization of Football Prognostics SA	32,101
18,427	GVC Holdings plc	128,402
80,000	International Game Technology plc	476,000
15,000	Las Vegas Sands Corp.	637,050
180,250	Mandarin Oriental International Ltd.	230,720
31,500	Melco Resorts & Entertainment Ltd., ADR	390,600
22,000	MGM China Holdings Ltd.	22,503
70,000	MGM Resorts International	826,000
4,000	Penn National Gaming Inc.†	50,600
70,700	Ryman Hospitality Properties Inc., REIT	2,534,595
20,000	Wynn Resorts Ltd.	1,203,800

		8,126,771

	Publishing — 1.1%
6,000	AH Belo Corp., Cl. A	10,320
20,000	Arnoldo Mondadori Editore SpA†	29,028
974,000	Bangkok Post plc†	49,564

3

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing (Continued)
800	Graham Holdings Co., Cl. B	$272,936
800	John Wiley & Sons Inc., Cl. B	30,112
29,000	Meredith Corp.	354,380
5,263	Nation International Edutainment PCL†	292
1,000,000	Nation Multimedia Group Public Co. Ltd.†	5,180
28,000	News Corp., Cl. A	251,300
45,000	News Corp., Cl. B	404,550
6,779	Novus Holdings Ltd.	720
235,000	Singapore Press Holdings Ltd.	302,564
600	Spir Communication SA†(a)	3,071
78,000	The E.W. Scripps Co., Cl. A	588,120
2,000	Wolters Kluwer NV	141,568

		2,443,705

	Real Estate — 1.6%
5,000	Equinix Inc., REIT	3,122,850
32,000	Outfront Media Inc., REIT	431,360

		3,554,210

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	70,016,307

	TOTAL COMMON STOCKS	192,751,351

	CLOSED-END FUNDS— 1.2%
130,000	Altaba Inc., Escrow†	2,697,500

	PREFERRED STOCKS— 0.1%
	DISTRIBUTION COMPANIES — 0.1%
	Telecommunications: Regional — 0.1%
5,500	GCI Liberty Inc., Ser. A, 7.000%	126,610

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
14,000	Media General Inc., CVR†(a)	0

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
600	Malaysian Resources Corp. Berhad, expire 10/29/27†	9

	Telecommunications — 0.0%
117,647	Jasmine International PCL, expire 07/05/20†	4,158

	TOTAL WARRANTS	4,167

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Distribution Companies — 0.0%
$100,000	Gogo Inc., 6.000%, 05/15/22	$70,912

	U.S. GOVERNMENT OBLIGATIONS — 11.9%
26,415,000	U.S. Treasury Bills, 0.030% to 0.390%††, 06/04/20 to 09/17/20	26,409,044

	TOTAL INVESTMENTS — 100.0% (Cost $233,045,262)	$222,059,584

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

At March 31, 2020, the Fund held an investment in a restricted and illiquid security amounting to $85,980 or 0.04% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	03/31/20 Carrying Value Per Unit
550,000	Wow Unlimited Media Inc.	06/05/18-10/01/19	$535,492	$0.1563
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

	% of Total	Market
Geographic Diversification	Investments	Value
North America	78.1%	$173,405,155
Japan	9.0	19,857,943
Europe	8.2	18,278,240
South Africa	1.8	4,091,622
Latin America	1.5	3,253,893
Asia/Pacific	1.4	3,120,568
Africa/Middle East	0.0 *	52,163

Total Investments	100.0%	$222,059,584

*	Amount represents less than 0.05%.

4